Document And Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	Endo International plc
Entity Central Index Key	0001593034